Repurchase of Shares - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Sep. 30, 2022	May 12, 2021
Equity, Class of Treasury Stock [Line Items]
Repurchase of shares, Shares	6,479
Average price at which ordinary shares are repurchased	$ 78.47
Share Repurchase Program 2021 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount		$ 1,000,000,000
Remaining authority to repurchase outstanding ordinary shares	$ 490,109,000